Schedule III	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III
Supplementary Insurance Information

At December 31, 2022 and 2021				Schedule III
Segment (in millions)	Deferred Policy Acquisition Costs and Value of Business Acquired	Future Policy Benefits	Policy and Contract Claims	Unearned Premiums
2022
Individual Retirement	$4,646	$1,359	$41	$—
Group Retirement	1,061	223	1	—
Life Insurance	4,805	13,354	1,229	54
Institutional Markets	51	13,745	40	—
Corporate and Other	—	21,837	122	6
Total Corebridge	$10,563	$50,518	$1,433	$60
2021
Individual Retirement	$4,607	$1,496	$30	$—
Group Retirement	1,079	275	1	—
Life Insurance	4,874	18,535	1,370	62
Institutional Markets	38	15,109	59	—
Corporate and Other	—	28,855	67	6
Total Corebridge	$10,598	$64,270	$1,527	$68

For the years ended December 31, 2022, 2021 and 2020
Segment (in millions)	Premiums and Policy Fees	Net Investment Income	Other Income(a)	Benefits(b)	Amortization of Deferred Policy Acquisition Costs and Value of Business Acquired	Other Operating Expenses
2022
Individual Retirement	$976	$3,872	$463	$2,222	$523	$936
Group Retirement	435	1,976	312	1,186	80	705
Life Insurance	3,427	1,386	126	3,338	410	740
Institutional Markets	3,085	1,017	3	3,706	7	96
Corporate and Other	82	1,325	121	—	—	680
Total Corebridge	$8,005	$9,576	$1,025	$10,452	$1,020	$3,157
2021
Individual Retirement	$991	$4,356	$592	$2,112	$451	$1,049
Group Retirement	502	2,396	337	1,191	78	722
Life Insurance	3,126	1,614	110	3,211	416	790
Institutional Markets	3,953	1,134	2	4,435	6	103
Corporate and Other	86	2,172	134	—	—	385
Total Corebridge	$8,658	$11,672	$1,175	$10,949	$951	$3,049
2020
Individual Retirement	$1,013	$4,154	$577	$2,170	$523	$1,011
Group Retirement	462	2,193	275	1,200	7	741
Life Insurance	2,909	1,520	96	3,593	8	764
Institutional Markets	2,757	917	2	3,167	5	117
Corporate and Other	74	1,732	122	—	—	314
Total Corebridge	$7,215	$10,516	$1,072	$10,130	$543	$2,947
(a) Other income represents advisory fee income and other income balances.
(b) Benefits represents policyholder benefits and interest credited to policyholder account balances.